CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenues	$ 16,924	$ 13,276	$ 32,132	$ 25,907
Direct costs	13,385	10,781	24,970	20,872
Other income and gains	889	95	921	437
Equity accounted income	1,003	342	1,347	630
Expenses
Interest	(1,833)	(1,066)	(3,449)	(2,103)
Corporate costs	(23)	(24)	(49)	(51)
Fair value changes	(1,398)	833	(1,229)	1,405
Depreciation and amortization	(1,234)	(672)	(2,268)	(1,342)
Income taxes	(239)	(339)	(475)	(492)
Net income	704	1,664	1,960	3,519
Net income attributable to:
Shareholders	399	680	1,014	1,537
Non-controlling interests	305	984	946	1,982
Net income	$ 704	$ 1,664	$ 1,960	$ 3,519
Net income per share:
Diluted	$ 0.36	$ 0.62	$ 0.94	$ 1.43
Basic	$ 0.37	$ 0.64	$ 0.96	$ 1.46